Stockholder's Equity (Details) - $ / shares				3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	May 10, 2019	Apr. 10, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2018
Class of Stock [Line Items]
Common shares, shares authorized	735,000				735,000	735,000		735,000
Common shares, par value	$ 0.001				$ 0.001	$ 0.001		$ 0.001
Preferred shares, shares authorized							300,000
Preferred shares, par value	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0				0	0	0
Preferred shares, shares outstanding	0				0	0	0
Class A common stock
Class of Stock [Line Items]
Common shares, shares authorized	735,000,000				735,000,000	735,000,000	900,000,000
Common shares, par value	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Class B common stock
Class of Stock [Line Items]
Common shares, shares authorized							900,000,000
Common shares, par value							$ 0.0001
Diamond eagle acquisition
Class of Stock [Line Items]
Common shares, shares authorized	5,250,000				5,250,000	5,250,000
Preferred shares, shares authorized	1,000,000			1,000,000	1,000,000	1,000,000
Preferred shares, par value	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0			0	0	0
Preferred shares, shares outstanding	0			0	0	0
Warrants and Rights Outstanding, Exercisable Term, After Business Combination				30 days	30 days
Warrants and Rights Outstanding, Exercisable Term, From Closing Of Public Offering				12 months	12 months
Threshold period for filling registration statement after business combination				15 days	15 days
Number of shares held by sponsor						5,020,000
Warrants expiration term				5 years
Threshold Period for Not to Transfer, Assign or Sell Any Shares or Warrants After Completion of Initial Business Combination		1 year		30 days	30 days
Redemption price per warrant	$ 0.01			$ 0.01	$ 0.01	$ 0.01
Threshold period for written notice of redemption				30 days	30 days
Redemption price of stock				$ 18.00	$ 18.00
Closing price of share for threshold trading days		20 days		20 days	20 days
Closing price of share for threshold consecutive trading days		30 days		30 days	30 days
Redemption period after the warrants become exercisable				90 days	30 days
Share Price	$ 10.00	$ 12.00			$ 10.00	$ 10.00
Number of trading days on which fair market value of shares is reported				10 days	10 days
Diamond eagle acquisition | Sponsor
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Shares		31,875
Number of shares for forfeited		31,875
Transfer of shares to initial stockholder	20,000					20,000
Number of shares held by sponsor	5,020,000		5,131,875
Common stock shares held by stockholder after partial return		5,100,000
Diamond eagle acquisition | Harry E. Sloan
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Shares		30,625
Number of shares for forfeited		30,625
Transfer of shares to initial stockholder			4,930,625
Common stock shares held by stockholder after partial return		4,900,000
Diamond eagle acquisition | Minimum
Class of Stock [Line Items]
Share Price				$ 10.00
Diamond eagle acquisition | Class A common stock
Class of Stock [Line Items]
Common shares, shares authorized	380,000,000			380,000,000	380,000,000	380,000,000
Common shares, par value	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued	40,000,000			40,000,000	40,000,000	40,000,000
Common shares, shares outstanding	40,000,000			40,000,000	40,000,000	40,000,000
Temporary Equity, Shares Outstanding	38,427,853			38,475,795	38,427,853	38,427,853
Shares subject to possible redemption	38,427,853			38,475,795	38,427,853	38,427,853
Diamond eagle acquisition | Class B common stock
Class of Stock [Line Items]
Common shares, shares authorized	20,000,000			20,000,000	20,000,000	20,000,000
Common shares, par value	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued	10,000,000			10,000,000	10,000,000	10,000,000
Common shares, shares outstanding	10,000,000			10,000,000	10,000,000	10,000,000